Restructuring provisions	6 Months Ended
Jun. 30, 2026
Subclassifications of assets, liabilities and equities [abstract]
Restructuring provisions	Legal proceedings update
A number of Alcon companies are, and will likely continue to be, subject to various legal proceedings and investigations that arise from time to time, including proceedings regarding product liability, sales and marketing practices, commercial disputes, mergers and acquisitions, employment, wrongful discharge, antitrust, securities, health and safety, environmental, tax, international trade, privacy, intellectual property, including under the Hatch-Waxman Act, and anti-bribery matters such as those under the Foreign Corrupt Practices Act of 1977, as amended.
As a result, Alcon may become subject to substantial liabilities that may not be covered by insurance and could affect Alcon's business, financial position and reputation. While Alcon does not believe that any of these legal proceedings will have a material adverse effect on its financial position, litigation is inherently unpredictable and large judgments sometimes occur. As a consequence, Alcon may in the future incur judgments or enter into settlements of claims that could have a material adverse effect on its results of operations or cash flow. Note 18 to the Consolidated Financial Statements in the Form 20-F contains a summary of significant legal proceedings to which Alcon or any of its subsidiaries was a party as of the date of the Form 20-F. In July 2024, Alcon received a Civil Investigative Demand from the U.S. Department of Justice (“DoJ”) in connection with a civil investigation under the False Claims Act relating to discounts on surgical equipment servicing contracts. On May 20, 2026, DoJ informed Alcon that it declined to intervene in a recently unsealed qui tam action entitled United States ex rel. Ball vs. Alcon Inc., et al., No. 2:23-cv-03414-NIQA (E.D. Pa.), thereby concluding the investigation underlying the Civil Investigative Demand.
As of August 10, 2026, there have been no other significant developments in the proceedings described in the Form 20-F nor any new significant proceedings commenced since the date of the Form 20-F.
Alcon believes that its total provisions for litigation and other legal matters are adequate based upon currently available information. However, given the inherent difficulties in estimating liabilities, additional liabilities and costs may be incurred beyond the amounts provided.
Restructuring provisions
On February 24, 2026, Alcon announced certain efficiency measures supported by operational improvements and infrastructure investments. The additions to restructuring provisions in the six months ended June 30, 2026 were for these efficiency measures and were related to accrued severance for the associates whose positions were eliminated. The below table shows the movement of restructuring provisions, which is included in Provisions and other current liabilities in the Condensed Consolidated Balance Sheet.

($ millions)	2026	2025
January 1	—	—
Additions	96	—
Cash payments	(55)	—
Balance as of June 30	41	—